INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2023	$ 5,443	$ 23,587	$ 783	$ 1,900	$ (4,841)	$ 26,872
Balance, shares at Dec. 31, 2023	6,020,693
Share-based compensation	$ 0	0	0	286	0	286
Issuance of shares, net	$ 512	8,800	0	0	0	9,312
Issuance of shares, net, shares	625,000
Exercise of stock options	$ 51	210	0	0	0	261
Exercise of stock options, shares	62,829
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(1,269)	0	0	(1,269)
Net income	0	0	0	0	2,490	2,490
Balance at Jun. 30, 2024	$ 6,006	32,597	(486)	2,186	(2,351)	37,952
Balance, shares at Jun. 30, 2024	6,708,522
Balance at Mar. 31, 2024	$ 6,003	32,584	245	2,032	(3,102)	37,762
Balance, shares at Mar. 31, 2024	6,704,830
Share-based compensation	$ 0	0	0	154	0	154
Exercise of stock options	$ 3	13	0	0	0	16
Exercise of stock options, shares	3,692
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(731)	0	0	(731)
Net income	0	0	0	0	751	751
Balance at Jun. 30, 2024	$ 6,006	32,597	(486)	2,186	(2,351)	37,952
Balance, shares at Jun. 30, 2024	6,708,522
Balance at Dec. 31, 2024	$ 6,011	32,627	664	2,507	(617)	$ 41,192
Balance, shares at Dec. 31, 2024	6,714,040					6,714,040
Share-based compensation	$ 0	0	0	270	0	$ 270
Dividend distribution					(1,276)	(1,276)
Issuance of shares, net	$ 0	0	0	0	0	0
Issuance of shares, net, shares	0
Exercise of stock options	$ 1	7	0	0	0	$ 8
Exercise of stock options, shares	1,584					1,584
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	3,086	0	0	$ 3,086
Net income	0	0	0	0	1,367	1,367
Balance at Jun. 30, 2025	$ 6,012	32,634	3,750	2,777	(526)	$ 44,647
Balance, shares at Jun. 30, 2025	6,715,624					6,715,624
Balance at Mar. 31, 2025	$ 6,011	32,627	(140)	2,645	385	$ 41,528
Balance, shares at Mar. 31, 2025	6,714,040
Share-based compensation	$ 0	0	0	132	0	132
Dividend distribution					(1,276)	(1,276)
Exercise of stock options	$ 1	7	0	0	0	8
Exercise of stock options, shares	1,584
Comprehensive income:
Foreign currency translation adjustments			3,890			3,890
Net income	$ 0	0	0	0	365	365
Balance at Jun. 30, 2025	$ 6,012	$ 32,634	$ 3,750	$ 2,777	$ (526)	$ 44,647
Balance, shares at Jun. 30, 2025	6,715,624					6,715,624